Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating - 2024	$ 641
Short-term - 2024	(0)
Finance - 2024	(0)
Total lease payments - 2024	641
Operating - 2025	615
Short-term - 2025	(0)
Finance - 2025	(0)
Total lease payments - 2025	615
Operating - 2026	561
Short-term - 2026	(0)
Finance - 2026	(0)
Total lease payments - 2026	561
Operating - 2027	292
Short-term - 2026	(0)
Finance - 2027	(0)
Total lease payments - 2027	292
Operating - 2028 and beyond	160
Short-term - 2027 and beyond	(0)
Finance - 2028 and beyond	(0)
Total lease payments - 2028 and beyond	160
Operating - Total future minimum operating lease payments	2,269
Short-term - Total future minimum short-term lease payments
Finance - Total future minimum finance lease payments	(0)
Total Lease Payments - Total future minimum lease payments	2,269
Operating - Less efffects of discounting	(188)
Short-term - Less effects of discounting	(0)
Finance - Less effects of discounting	0
Total lease payments - Less effects of discounting	(188)
Operating - Lease liabilities recognized	2,081
Short-term - Lease liabilities recognized	(0)
Finance - Lease liabilities recognized	(0)
Total Lease Payments - Lease liabilities recognized	2,081
Other Liabilities [Member]
Operating - Lease liabilities recognized	$ 2,081